Inventories (Details) - TOI Parent Inc. - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Total	$ 5,756,578	$ 4,354,232	$ 3,888,988
Oral drug inventory
Inventory [Line Items]
Total	1,712,606	1,414,250	1,140,467
IV drug inventory
Inventory [Line Items]
Total	$ 4,043,972	$ 2,939,982	$ 2,748,521